Share-based Compensation - Nio Incentive Plans - Options Assumptions and Unrecognized (Details) ¥ in Thousands		12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield		0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (USD)	$ 1.80	$ 2.38	$ 1.80	$ 0.10
Fair value of the ordinary shares on the date of option grant (US$)	1.80	$ 2.38	$ 1.80	$ 3.38
Risk-free interest rate		0.50%	1.66%	2.74%
Expected term (in years)		7 years		7 years
Expected volatility		54.00%		47.00%
Expected forfeiture rate (post-vesting)		2.00%		5.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (USD)	7.09	$ 48.45	$ 7.09	$ 6.74
Fair value of the ordinary shares on the date of option grant (US$)	$ 7.09	$ 48.45	$ 7.09	$ 6.74
Risk-free interest rate		1.00%	2.54%	3.15%
Expected term (in years)		10 years	10 years	10 years
Expected volatility		55.00%	52.00%	51.00%
Expected forfeiture rate (post-vesting)		6.00%		8.00%
Nio Incentive Plan [Member] | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expenses, Options | ¥					¥ 109,905	¥ 89,896
Nio Incentive Plan [Member] | Non-employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation expenses, Options | ¥						¥ 269,425
Unrecognized compensation, service period met | ¥					¥ 430,414
Weighted-average period for unrecognized expenses expected to be recognized	2 years 8 months 1 day	2 years 3 days
Options | Nio Incentive Plan [Member] | Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average period for unrecognized expenses expected to be recognized		2 years 8 months 23 days	2 years 9 months 10 days
Options | Nio Incentive Plan [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (USD)	$ 7.09	$ 48.45	$ 7.09	$ 1.80
Fair value of the ordinary shares on the date of option grant (US$)	$ 7.09	$ 48.45	$ 7.09	$ 1.80
Risk-free interest rate		1.00%	2.54%	1.66%
Expected term (in years)		10 years
Expected volatility		55.00%	52.00%	44.00%
Expected forfeiture rate (post-vesting)		6.00%		6.00%
Options | Nio Incentive Plan [Member] | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected forfeiture rate (post-vesting)			8.00%